Summary of Significant Accounting Policies (Details) - USD ($)				6 Months Ended		12 Months Ended
	Oct. 16, 2024	Sep. 18, 2024	Apr. 01, 2019	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Jun. 30, 2025	Dec. 18, 2024	Oct. 01, 2023	Sep. 30, 2023
Summary of Significant Accounting Policies [Line Items]
Accounts receivable				$ 5,802,785			$ 1,670,361		$ 863,328
Allowance for credit losses				1,679,731		$ 1,112,315				$ 109,214
Inventory valuation				80,618		93,037				$ 83,889
Impairments of long-lived assets				$ 0		0
Bearing interest		8.00%
Aggregate original issue discount		$ 800,000
Purchase price per share (in Dollars per share)		$ 0.00025
Percentage of outstanding balance				120.00%
Subsequent redemption				25.00%
Gross proceeds from sale	$ 10,000,000
Issuance value				$ 2,325
Percentage of service commission				10.00%
Contract liabilities				$ 208,483		533,625
Revenue recognized contract liabilities				181,337		210,930
Advertising cost				758	$ 25,183
Freight costs				7,453	25,637
Research and development expense				31,048	26,557
Value added tax, percentage			13.00%
Government subsidies				13,830	$ 30
Statutory surplus
Revenue				$ 76,907		$ 312,180
Total revenue percent				2.00%		3.00%
Total assets				$ 19,584,537		$ 12,691,527
Promissory Note [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate principal amount		$ 10,830,000
Conversion price per share (in Dollars per share)		$ 1.2
Conversion price percentage		70.00%
Trading day period		60 days
Convertible Promissory Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Conversion price per share (in Dollars per share)								$ 0.24
Taxpayers Selling Consumer Products [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax, percentage			16.00%
Service [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax, percentage				6.00%
Deregistration of HQT Network Co., Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Total assets
Statutory Reserve [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory surplus fund				10.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Consumption tax rate				10.00%
Registered capital limit, percentage for appropriation is not required				50.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Consumption tax rate				8.00%
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Number of pre-delivery ordinary share (in Shares)		9,300,000